Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Take-Two Interactive Software, Inc.
Entity Central Index Key	0000946581